Schedule of Investments ─ NYLI MacKay High Income ETF

January 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 96.1%
Bank Loans — 4.1%

Apparel — 0.2%
Champ Acquisition Corporation Term Loan
8.822%, (1 Month SOFR + 4.50%), due 11/25/31(a)	$140,000	$140,962

Auto Parts & Equipment — 0.3%
Clarios Global LP
0.000%, (1 month SOFR + 0.00%), due 1/28/32(a)	165,000	164,897

Building Materials — 0.3%
Oscar AcquisitionCo, LLC Term Loan B
8.601%, (3 Month SOFR + 4.25%), due 4/30/29(a)	194,503	193,870

Chemicals — 0.3%
Ineos Quattro Holdings UK Limited 2029 Tranche B Dollar Term Loan
8.664%, (1 Month SOFR + 0.00%), due 3/29/29(a)	189,523	189,049

Commercial Services — 0.2%
Champions Financing, Inc. Term Loan
9.087%, (3 Month SOFR + 4.75%), due 2/23/29(a)	124,687	112,904

Computers — 0.4%
Fortress Intermediate 3, Inc. Term Loan
8.072%, (1 Month SOFR + 3.50%), due 6/27/31(a)	259,350	259,998

Healthcare-Services — 0.3%
LifePoint Health, Inc. First Lien 2024-2 Refinancing Term Loan
7.965%, (1 Month SOFR + 3.50%), due 5/19/31(a)	160,000	159,050

Household Products/Wares — 0.1%
Kronos Acquisition holdings, Inc. Term Loan
8.288%, (3 Month SOFR + 4.00%), due 7/8/31(a)	99,513	93,591

Internet — 0.5%
Arches Buyer, Inc. Refinancing Term Loan
0.000%, (1 Month SOFR + 0.00%), due 12/6/27(a)	335,000	327,714

Media — 0.7%
DIRECTV Financing LLC 2024 Refinancing Term Loan B
9.808%, (3 Month SOFR + 5.25%), due 8/2/29(a)	312,279	309,839
Virgin Media Bristol LLC Facility Q
0.000%, (1 Month SOFR + 0.00%), due 1/31/29	155,000	152,611
		462,450
Retail — 0.3%
Michaels Companies, Inc. (The) Term Loan B
8.814%, (3 Month SOFR + 4.25%), due 4/17/28(a)	124,677	101,222
Sally Holdings LLC (Sally Capital, Inc.) 2024 Term Loan
6.064%, (1 Month SOFR + 1.75%), due 2/28/30(a)	58,236	58,127
		159,349
	Principal Amount	Value
Bank Loans (continued)

Software — 0.3%
DCert Buyer, Inc. First Lien Term Loan
8.312%, (1 Month SOFR + 4.00%), due 10/16/26(a)	$229,398	$221,164

Transportation — 0.2%
First Student Bidco, Inc. Term Loan B
0.000%, (3 Month SOFR + 0.00%), due 7/21/28	100,000	100,146
First Student Bidco, Inc. Term Loan C
0.000%, (3 Month SOFR + 0.00%), due 7/21/28	30,000	30,044
		130,190

Total Bank Loans
(Cost $2,621,205)		2,615,188

Corporate Bonds — 92.0%

Advertising — 0.9%
Lamar Media Corp.
4.000%, due 2/15/30	250,000	230,636
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	213,000	199,408
7.375%, due 2/15/31	112,000	117,356
		547,400
Aerospace & Defense — 0.7%
Bombardier, Inc., (Canada)
6.000%, due 2/15/28	73,000	72,851
7.000%, due 6/1/32	25,000	25,493
7.250%, due 7/1/31	167,000	172,441
7.500%, due 2/1/29	159,000	165,489
		436,274
Airlines — 1.1%
American Airlines, Inc.
8.500%, due 5/15/29	120,000	126,427
United Airlines, Inc.
4.375%, due 4/15/26	202,000	199,079
4.625%, due 4/15/29	399,000	383,048
		708,554
Apparel — 0.4%
S&S Holdings LLC
8.375%, due 10/1/31	270,000	270,935

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., (Jersey)
10.000%, due 3/31/29	200,000	198,495

Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
7.500%, due 2/15/33	75,000	76,000
Clarios Global LP / Clarios U.S. Finance Co.
8.500%, due 5/15/27	81,000	81,404
Dana, Inc.
4.250%, due 9/1/30	72,000	68,302
4.500%, due 2/15/32(b)	142,000	133,742
Garrett Motion Holdings, Inc. / Garrett LX I SARL
7.750%, due 5/31/32	255,000	259,798
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	265,000	247,221
Phinia, Inc.
6.625%, due 10/15/32	65,000	65,135
6.750%, due 4/15/29	100,000	102,730
		1,034,332
Banks — 2.5%
Banco Mercantil del Norte SA, (Mexico)
8.750%, (10 yr. US Treasury Yield Curve Rate T-Note Constant Maturity + 4.30%), due 2/20/73(a)	130,000	129,254

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(a)	$170,000	$171,668
Freedom Mortgage Corp.
7.625%, due 5/1/26	87,000	87,460
12.000%, due 10/1/28	313,000	340,908
Intesa Sanpaolo SpA, (Italy)
5.710%, due 1/15/26	373,000	373,577
KeyBank NA
4.900%, due 8/8/32	181,000	171,957
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	295,000	309,161
		1,583,985
Beverages — 0.4%
Primo Water Holdings, Inc.
4.375%, due 4/30/29	254,000	239,926

Building Materials — 2.9%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	168,000	165,011
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	335,000	338,846
6.750%, due 7/15/31	89,000	90,498
Masterbrand, Inc.
7.000%, due 7/15/32	125,000	127,791
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	90,000	91,086
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	300,000	285,576
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
9.500%, due 4/15/30	355,000	344,502
Standard Industries, Inc.
4.375%, due 7/15/30	197,000	182,960
Wilsonart LLC
11.000%, due 8/15/32	200,000	200,032
		1,826,302
Chemicals — 3.2%
Celanese U.S. Holdings LLC
6.950%, due 11/15/33	220,000	230,230
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	202,000	203,603
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29	225,000	235,821
Innophos Holdings, Inc.
11.500%, due 6/15/29	355,725	378,982
Mativ Holdings, Inc.
8.000%, due 10/1/29	240,000	228,667
Rain Carbon, Inc.
12.250%, due 9/1/29(b)	151,000	160,105
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	28,000	27,164
6.625%, due 5/1/29	222,000	215,273
SK Invictus Intermediate II SARL
5.000%, due 10/30/29	105,000	99,259
WR Grace Holdings LLC
5.625%, due 8/15/29	257,000	240,189
		2,019,293
Coal — 0.4%
SunCoke Energy, Inc.
4.875%, due 6/30/29	265,000	244,322

Commercial Services — 6.1%
ADT Security Corp. (The)
4.125%, due 8/1/29	197,000	185,097
Allied Universal Holdco LLC
7.875%, due 2/15/31	420,000	430,623
	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	$136,000	$125,836
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.625%, due 6/1/28	316,000	301,284
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	71,989
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	127,000	121,107
Brink’s Co. (The)
6.500%, due 6/15/29	140,000	142,707
6.750%, due 6/15/32	150,000	153,082
Carriage Services, Inc.
4.250%, due 5/15/29	173,000	158,654
Champions Financing, Inc.
8.750%, due 2/15/29	115,000	109,833
Deluxe Corp.
8.125%, due 9/15/29	65,000	66,853
Mavis Tire Express Services Topco Corp.
6.500%, due 5/15/29	245,000	237,519
NESCO Holdings II, Inc.
5.500%, due 4/15/29	193,000	182,417
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, due 8/15/32	90,000	92,416
Sotheby’s
7.375%, due 10/15/27	223,000	219,470
United Rentals North America, Inc.
4.000%, due 7/15/30	331,000	306,430
Valvoline, Inc.
3.625%, due 6/15/31	220,000	190,815
Veritiv Operating Co.
10.500%, due 11/30/30	225,000	244,527
Wand NewCo 3, Inc.
7.625%, due 1/30/32	75,000	77,635
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	366,000	365,800
Williams Scotsman, Inc.
4.625%, due 8/15/28	72,000	70,740
		3,854,834
Computers — 1.1%
Diebold Nixdorf, Inc.
7.750%, due 3/31/30	80,000	82,815
Gartner, Inc.
4.500%, due 7/1/28	200,000	195,266
Insight Enterprises, Inc.
6.625%, due 5/15/32	115,000	116,926
NCR Voyix Corp.
5.125%, due 4/15/29	46,000	43,873
Seagate HDD Cayman
4.091%, due 6/1/29	156,000	146,940
4.125%, due 1/15/31	68,000	62,166
8.500%, due 7/15/31	25,000	26,762
		674,748
Cosmetics/Personal Care — 0.4%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC
6.625%, due 7/15/30	75,000	76,600
Edgewell Personal Care Co.
5.500%, due 6/1/28	178,000	175,498
		252,098
Distribution/Wholesale — 0.2%
Ritchie Bros Holdings, Inc., (Canada)
7.750%, due 3/15/31	15,000	15,794
Velocity Vehicle Group LLC
8.000%, due 6/1/29	125,000	130,219
		146,013

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Diversified Financial Services — 5.3%
Azorra Finance Ltd., (Cayman Islands)
7.750%, due 4/15/30	$185,000	$187,225
Capital One Financial Corp.
6.051%, (SOFR + 2.26%), due 2/1/35(a)	134,000	136,971
Credit Acceptance Corp.
9.250%, due 12/15/28	245,000	261,062
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	90,000	93,937
goeasy Ltd., (Canada)
6.875%, due 5/15/30	160,000	162,447
LPL Holdings, Inc.
4.000%, due 3/15/29	280,000	265,581
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	70,000	72,133
6.500%, due 3/26/31	120,000	124,380
Nationstar Mortgage Holdings, Inc.
7.125%, due 2/1/32	355,000	365,945
OneMain Finance Corp.
3.500%, due 1/15/27	231,000	222,247
6.625%, due 1/15/28	510,000	518,332
7.125%, due 11/15/31	125,000	128,553
7.500%, due 5/15/31	170,000	176,805
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	131,026
7.125%, due 11/15/30	205,000	209,749
SLM Corp.
6.500%, due 1/31/30	80,000	80,750
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	197,000	204,520
		3,341,663
Electric — 2.5%
Alpha Generation LLC
6.750%, due 10/15/32	195,000	197,166
Calpine Corp.
4.500%, due 2/15/28	4,000	3,881
4.625%, due 2/1/29	40,000	38,177
5.125%, due 3/15/28	25,000	24,548
Edison International
4.125%, due 3/15/28	162,000	150,467
8.125%, (5 Year US CMT T-Note + 3.86%), due 6/15/53(a)(b)	25,000	23,704
NextEra Energy Operating Partners LP
4.500%, due 9/15/27	330,000	313,091
PG&E Corp.
5.000%, due 7/1/28	220,000	211,985
Pike Corp.
8.625%, due 1/31/31	282,000	300,708
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/73(a)	79,000	80,996
Vistra Operations Co. LLC
4.375%, due 5/1/29	87,000	82,565
6.875%, due 4/15/32	175,000	180,058
		1,607,346
Electrical Components & Equipment — 1.0%
Energizer Holdings, Inc.
4.750%, due 6/15/28	329,000	316,008
WESCO Distribution, Inc.
7.250%, due 6/15/28	331,000	337,277
		653,285
Electronics — 0.4%
Imola Merger Corp.
4.750%, due 5/15/29	270,000	257,510

Engineering & Construction — 1.0%
Arcosa, Inc.
6.875%, due 8/15/32	90,000	92,251
Artera Services LLC
8.500%, due 2/15/31	361,000	356,684
	Principal Amount	Value
Corporate Bonds (continued)

Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	$223,000	$207,109
		656,044
Entertainment — 3.0%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	50,000	47,203
6.500%, due 2/15/32	165,000	167,055
Churchill Downs, Inc.
4.750%, due 1/15/28	285,000	277,705
5.750%, due 4/1/30	126,000	124,470
Everi Holdings, Inc.
5.000%, due 7/15/29	159,000	159,453
Penn Entertainment, Inc.
4.125%, due 7/1/29	377,000	343,428
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	193,000	187,911
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.625%, due 5/1/32	150,000	153,243
WMG Acquisition Corp.
3.750%, due 12/1/29	182,000	167,912
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	270,000	261,687
		1,890,067
Environmental Control — 0.6%
GFL Environmental, Inc.
3.750%, due 8/1/25	241,000	239,468
Waste Pro USA, Inc.
7.000%, due 2/1/33	165,000	166,836
		406,304
Food — 3.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	383,000	376,182
6.500%, due 2/15/28	268,000	272,977
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	8,000	7,836
Performance Food Group, Inc.
4.250%, due 8/1/29	317,000	298,038
Post Holdings, Inc.
4.625%, due 4/15/30	311,000	289,291
5.500%, due 12/15/29	193,000	188,944
6.250%, due 10/15/34	50,000	48,725
6.375%, due 3/1/33	195,000	192,059
US Foods, Inc.
4.625%, due 6/1/30	283,000	267,783
		1,941,835
Forest Products & Paper — 0.8%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	156,585
Magnera Corp.
7.250%, due 11/15/31	390,000	384,638
		541,223
Gas — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	375,000	371,898

Hand/Machine Tools — 0.3%
Werner FinCo LP / Werner FinCo, Inc.
11.500%, due 6/15/28	155,000	170,646

Healthcare-Services — 1.3%
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	258,000	219,964
6.000%, due 1/15/29	343,000	312,654

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Healthcare-Services (continued)
Encompass Health Corp.
5.750%, due 9/15/25	$61,000	$60,930
Prime Healthcare Services, Inc.
9.375%, due 9/1/29	245,000	232,980
		826,528
Holding Companies-Divers — 0.4%
Stena International SA, (Sweden)
7.250%, due 1/15/31	225,000	229,898

Home Builders — 0.9%
LGI Homes, Inc.
4.000%, due 7/15/29	250,000	227,050
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	238,000	233,174
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	42,934
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	78,859
		582,017
Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc., (Canada)
10.750%, due 6/30/32	70,000	62,121

Housewares — 1.0%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, due 10/15/29	215,000	214,136
Newell Brands, Inc.
6.375%, due 9/15/27(b)	268,000	272,802
6.375%, due 5/15/30	20,000	20,250
6.625%, due 5/15/32(b)	40,000	40,395
7.000%, due 4/1/46	105,000	101,277
		648,860
Insurance — 1.4%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, due 11/6/30	185,000	191,273
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, due 10/1/31	45,000	45,010
7.000%, due 1/15/31	405,000	412,101
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	130,000	125,457
Ryan Specialty LLC
5.875%, due 8/1/32	133,000	131,787
		905,628
Internet — 2.1%
Arches Buyer, Inc.
6.125%, due 12/1/28	192,000	173,887
Cogent Communications Group LLC
3.500%, due 5/1/26	120,000	117,194
7.000%, due 6/15/27	200,000	202,261
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	257,000	237,542
Match Group Holdings II LLC
4.125%, due 8/1/30	214,000	193,311
5.625%, due 2/15/29	96,000	94,984
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	275,000	300,354
		1,319,533
Investment Companies — 0.4%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	73,000	73,160
7.950%, due 8/11/28	50,000	52,697
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	96,000	82,957
	Principal Amount	Value
Corporate Bonds (continued)

Investment Companies (continued)
6.250%, due 5/15/26	$54,000	$53,925
		262,739
Iron/Steel — 1.1%
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	513,000	542,572
TMS International Corp.
6.250%, due 4/15/29	197,000	186,490
		729,062
Leisure Time — 1.9%
Acushnet Co.
7.375%, due 10/15/28	75,000	77,882
Carnival Corp.
5.750%, due 3/1/27	215,000	215,450
6.000%, due 5/1/29	376,000	376,727
NCL Corp., Ltd.
5.875%, due 2/15/27	119,000	119,546
6.250%, due 3/1/30	250,000	251,428
Royal Caribbean Cruises Ltd.
6.000%, due 2/1/33	150,000	151,188
		1,192,221
Lodging — 1.3%
Boyd Gaming Corp.
4.750%, due 12/1/27	317,000	311,042
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	412,000	375,566
Station Casinos LLC
4.625%, due 12/1/31	138,000	125,274
		811,882
Machinery-Construction & Mining — 0.2%
Terex Corp.
6.250%, due 10/15/32	150,000	148,377

Machinery-Diversified — 1.0%
Chart Industries, Inc.
7.500%, due 1/1/30	274,000	286,257
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	323,000	319,392
		605,649
Media — 9.2%
Cable One, Inc.
4.000%, due 11/15/30(b)	386,000	315,564
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	274,000	243,074
4.250%, due 1/15/34	158,000	129,081
4.500%, due 8/15/30	1,000	910
4.500%, due 5/1/32	269,000	233,332
4.750%, due 3/1/30	470,000	435,344
CSC Holdings LLC
5.500%, due 4/15/27	176,000	162,970
5.750%, due 1/15/30	285,000	165,411
6.500%, due 2/1/29	475,000	404,937
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	246,000	243,611
DISH DBS Corp.
5.750%, due 12/1/28	80,000	69,308
7.375%, due 7/1/28	245,000	175,707
DISH Network Corp.
11.750%, due 11/15/27	231,000	243,912
Gray Media, Inc.
5.375%, due 11/15/31	155,000	92,418
Nexstar Media, Inc.
4.750%, due 11/1/28	483,000	455,438
Paramount Global
6.250%, due 2/28/57(a)	200,000	191,197
6.875%, due 4/30/36	255,000	261,854
Sirius XM Radio LLC
3.875%, due 9/1/31	84,000	72,338

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
4.000%, due 7/15/28	$242,000	$226,296
4.125%, due 7/1/30	90,000	80,445
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	304,000	282,133
TEGNA, Inc.
4.625%, due 3/15/28	95,000	90,990
Univision Communications, Inc.
6.625%, due 6/1/27	148,000	148,038
7.375%, due 6/30/30	185,000	182,535
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	243,000	211,601
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	75,401
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	320,763
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	333,000	302,854
		5,817,462
Mining — 1.1%
Compass Minerals International, Inc.
6.750%, due 12/1/27(b)	313,000	310,455
Novelis Corp.
4.750%, due 1/30/30	187,000	175,704
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	185,000	189,907
		676,066
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.
6.250%, due 2/15/29	150,000	151,328

Oil & Gas — 5.6%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, due 10/1/29	300,000	307,671
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	227,000	223,356
6.625%, due 10/15/32	70,000	70,585
8.250%, due 12/31/28	170,000	173,499
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	115,854	115,718
CNX Resources Corp.
6.000%, due 1/15/29	88,000	87,217
7.250%, due 3/1/32	70,000	71,382
Encino Acquisition Partners Holdings LLC
8.750%, due 5/1/31	225,000	239,215
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	49,000	47,260
7.250%, due 2/15/35	145,000	141,662
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	385,000	383,724
Nabors Industries, Inc.
7.375%, due 5/15/27	410,000	412,998
8.875%, due 8/15/31	95,000	89,956
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	256,000	267,961
Range Resources Corp.
4.750%, due 2/15/30	76,000	72,280
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
7.875%, due 11/1/28	171,000	177,657
SM Energy Co.
7.000%, due 8/1/32	160,000	159,769
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	151,000	154,752
Transocean, Inc.
8.250%, due 5/15/29	197,000	197,697
	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas (continued)
8.500%, due 5/15/31	$135,000	$135,924
		3,530,283
Packaging & Containers — 1.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
4.000%, due 9/1/29	80,000	69,823
Ball Corp.
6.000%, due 6/15/29	210,000	212,133
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	160,000	156,655
Crown Americas LLC
5.250%, due 4/1/30	281,000	274,987
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	25,000	25,227
7.250%, due 2/15/31	180,000	187,098
		925,923
Pharmaceuticals — 1.9%
1375209 BC Ltd., (Canada)
9.000%, due 1/30/28	110,000	110,160
Bausch Health Cos., Inc.
4.875%, due 6/1/28	85,000	68,861
5.500%, due 11/1/25	152,000	149,150
CVS Health Corp.
6.750%, (5 Year US CMT T-Note + 2.52%), due 12/10/54(a)	45,000	44,491
7.000%, (5 Year US CMT T-Note + 2.89%), due 3/10/55(a)	55,000	55,553
Elanco Animal Health, Inc.
6.650%, due 8/28/28	193,000	198,382
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	220,000	235,324
Owens & Minor, Inc.
6.625%, due 4/1/30	160,000	154,066
PRA Health Sciences, Inc.
2.875%, due 7/15/26	200,000	193,399
		1,209,386
Pipelines — 3.1%
DT Midstream, Inc.
4.125%, due 6/15/29	140,000	132,358
EQM Midstream Partners LP
4.750%, due 1/15/31	90,000	85,688
7.500%, due 6/1/30	58,000	62,475
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	220,000	222,753
Hess Midstream Operations LP
6.500%, due 6/1/29	130,000	132,629
Howard Midstream Energy Partners LLC
7.375%, due 7/15/32	125,000	129,946
8.875%, due 7/15/28	165,000	174,038
NGPL PipeCo LLC
7.768%, due 12/15/37	125,000	140,120
Venture Global LNG, Inc.
7.000%, due 1/15/30	132,000	134,915
8.375%, due 6/1/31	537,000	565,172
9.000%, (5 Year US CMT T-Note + 5.44%), due 3/30/73(a)	170,000	177,152
		1,957,246
REITs — 3.7%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	88,485
Iron Mountain, Inc.
4.500%, due 2/15/31	221,000	203,363
5.250%, due 7/15/30	91,000	87,518
5.625%, due 7/15/32	211,000	203,418

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

REITs (continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	$337,000	$321,950
7.000%, due 2/1/30	100,000	102,356
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	175,000	181,450
Service Properties Trust
8.625%, due 11/15/31	110,000	116,807
8.875%, due 6/15/32	325,000	316,452
Starwood Property Trust, Inc.
6.000%, due 4/15/30	175,000	172,472
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.500%, due 2/15/28	432,000	461,887
XHR LP
4.875%, due 6/1/29	84,000	79,816
		2,335,974
REITS — 0.5%
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, due 2/15/32	230,000	233,567
XHR LP
6.625%, due 5/15/30	60,000	60,647
		294,214
Retail — 4.1%
Arcos Dorados BV, (Brazil)
6.375%, due 1/29/32	180,000	180,252
Arko Corp.
5.125%, due 11/15/29	101,000	93,186
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	276,000	262,051
Bath & Body Works, Inc.
6.950%, due 3/1/33	192,000	195,023
Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom)
11.500%, due 8/15/29	65,000	66,399
Group 1 Automotive, Inc.
4.000%, due 8/15/28	148,000	140,432
6.375%, due 1/15/30	48,000	48,788
LCM Investments Holdings II LLC
4.875%, due 5/1/29	197,000	186,811
8.250%, due 8/1/31	110,000	115,493
Lithia Motors, Inc.
3.875%, due 6/1/29	35,000	32,474
4.375%, due 1/15/31	307,000	282,724
Macy’s Retail Holdings LLC
5.875%, due 4/1/29	39,000	38,205
6.125%, due 3/15/32	138,000	130,510
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	60,000	46,659
7.875%, due 5/1/29	84,000	52,763
Nordstrom, Inc.
4.375%, due 4/1/30	33,000	30,070
5.000%, due 1/15/44	105,000	79,449
QVC, Inc.
5.450%, due 8/15/34	50,000	30,723
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 3/1/32	186,000	187,400
Staples, Inc.
10.750%, due 9/1/29	100,000	98,004
Victoria’s Secret & Co.
4.625%, due 7/15/29(b)	125,000	114,835
Victra Holdings LLC / Victra Finance Corp.
8.750%, due 9/15/29	85,000	90,012
Walgreens Boots Alliance, Inc.
4.800%, due 11/18/44	85,000	63,711
8.125%, due 8/15/29(b)	65,000	65,711
		2,631,685
	Principal Amount	Value
Corporate Bonds (continued)

Software — 2.2%
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	$160,000	$151,965
Cloud Software Group, Inc.
6.500%, due 3/31/29	486,000	477,733
8.250%, due 6/30/32	435,000	452,146
9.000%, due 9/30/29	165,000	168,985
PTC, Inc.
3.625%, due 2/15/25	157,000	156,710
		1,407,539
Telecommunications — 4.0%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	57,000	46,102
5.750%, due 8/15/29	347,000	271,346
Altice France SA, (France)
5.500%, due 1/15/28	538,000	435,279
CommScope LLC
4.750%, due 9/1/29	156,000	138,868
8.250%, due 3/1/27	90,000	85,912
EchoStar Corp.
10.750%, due 11/30/29	385,000	415,022
Iliad Holding SASU, (France)
8.500%, due 4/15/31	215,000	230,875
Level 3 Financing, Inc.
3.750%, due 7/15/29	126,000	95,760
10.500%, due 5/15/30	155,000	168,905
Optics Bidco SpA, (Italy)
7.721%, due 6/4/38	232,000	243,625
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	226,000	235,188
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	175,000	181,129
		2,548,011
Transportation — 0.7%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	258,000	240,221
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	205,000	205,552
		445,773
Water — 0.3%
Aegea Finance SARL, (Brazil)
6.750%, due 5/20/29	195,000	190,328

Total Corporate Bonds
(Cost $56,381,451)		58,321,065

	Shares	Value
Short-Term Investments — 5.6%

Money Market Funds — 5.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.26%(c)	2,389,779	2,389,779
Dreyfus Government Cash Management Fund, Institutional Shares, COLL_1, 4.33%(c)(d)	1,180,114	1,180,114

Total Short-Term Investments
(Cost $3,569,893)		3,569,893

Total Investments — 101.7% (Cost $62,572,549)		64,506,146
Other Assets and Liabilities, Net — (1.7)%		(1,066,495)
Net Assets — 100.0%		$63,439,651

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2025 (unaudited)

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2025.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,135,047; total market value of collateral held by the Fund was $1,189,770. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $9,656.
(c)	Reflects the 7-day yield at January 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Bank Loans	$—	$2,615,188	$—	$2,615,188
Corporate Bonds	—	58,321,065	—	58,321,065
Short-Term Investments:
Money Market Funds	3,569,893	—	—	3,569,893
Total Investments in Securities	$3,569,893	$60,936,253	$—	$64,506,146

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2025 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.